Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Cash and cash equivalents	$ 3,706	$ 1,431
Trade and other receivables	9,629	369
Prepaid and other assets	97	27
Greenstone gold interest	10,784	7,628
Current assets	24,216	9,455
Non-current
Investments	1,011	730
Deferred financing costs	1,251
Greenstone gold interest	72,844	54,658
Royalty, stream and other interests	318,686	165,406
Total assets	418,008	230,249
Current
Trade and other payables	2,878	1,233
Credit facilities	30,000
Convertible debt		12,334
Convertible debt derivative liability		3,285
Current liabilities	32,878	16,852
Non-current
Credit facilities	141,000	608
Deferred income tax liabilities	10,172	1,462
Total liabilities	184,050	18,922
SHAREHOLDERS' EQUITY
Share capital	217,427	215,758
Share-based compensation reserve	5,150	4,765
Retained earnings (deficit)	12,365	(7,967)
Accumulated other comprehensive loss	(984)	(1,229)
Total shareholders' equity	233,958	211,327
Total liabilities and shareholders' equity	$ 418,008	$ 230,249